iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited)
July 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Beverages  —  29 .6%
Boston Beer Co., Inc. (The) , Class A , NVS
(a) (b)
...... 7,834 $ 2,909,861
Brown-Forman Corp. , Class A ................ 41,069 2,953,272
Brown-Forman Corp. , Class B , NVS ............ 153,872 10,863,363
Celsius Holdings, Inc.
(a) (b)
.................... 45,600 6,598,320
Coca-Cola Co. (The) ...................... 3,075,344 190,456,054
Constellation Brands, Inc. , Class A ............. 128,145 34,957,956
Keurig Dr Pepper, Inc. ..................... 798,488 27,156,577
Molson Coors Beverage Co. , Class B ........... 146,361 10,211,607
Monster Beverage Corp.
(a)
................... 623,336 35,835,587
PepsiCo, Inc. ........................... 1,086,718 203,716,156
525,658,753
a
Chemicals  —  1 .9%
Corteva, Inc. ............................ 597,587 33,721,834
a
Consumer Staples Distribution & Retail  —  6 .2%
Albertsons Companies, Inc. , Class A ............ 348,971 7,583,140
Casey's General Stores, Inc. ................. 31,194 7,881,476
Grocery Outlet Holding Corp.
(a) (b)
............... 79,146 2,647,434
Kroger Co. (The) ......................... 546,588 26,586,040
Performance Food Group Co.
(a)
............... 128,314 7,668,045
Sysco Corp. ............................ 425,143 32,442,662
U.S. Foods Holding Corp.
(a)
.................. 189,745 8,107,804
Walgreens Boots Alliance, Inc. ................ 600,008 17,982,240
110,898,841
a
Food Products  —  19 .7%
Archer-Daniels-Midland Co. .................. 454,404 38,606,164
Bunge Ltd. ............................. 125,105 13,595,160
Campbell Soup Co. ....................... 160,213 7,340,960
Conagra Brands, Inc. ...................... 398,475 13,073,965
Darling Ingredients, Inc.
(a)
................... 132,676 9,187,813
Flowers Foods, Inc. ....................... 157,340 3,887,871
Freshpet, Inc.
(a) (b)
......................... 38,066 2,799,374
General Mills, Inc. ........................ 492,164 36,784,337
Hershey Co. (The) ........................ 123,399 28,543,423
Hormel Foods Corp. ....................... 242,250 9,903,180
Ingredion, Inc. ........................... 55,144 6,135,321
J M Smucker Co. (The) ..................... 86,371 13,011,791
Kellogg Co. ............................. 217,602 14,555,398
Kraft Heinz Co. (The) ...................... 672,946 24,347,186
Lamb Weston Holdings, Inc. ................. 121,738 12,615,709
McCormick & Co., Inc. , NVS ................. 210,464 18,832,319
Mondelez International, Inc. , Class A ............ 1,055,994 78,280,835
Pilgrim's Pride Corp.
(a)
..................... 34,202 847,184
Post Holdings, Inc.
(a)
....................... 44,793 3,820,843
Seaboard Corp. .......................... 213 767,865
Tyson Foods, Inc. , Class A .................. 232,811 12,972,229
349,908,927
a
Health Care Providers & Services  —  8 .3%
AmerisourceBergen Corp. ................... 135,390 25,304,391
CVS Health Corp. ........................ 1,012,187 75,600,247
McKesson Corp. ......................... 114,802 46,196,325
147,100,963
a
Household Products  —  23 .4%
Church & Dwight Co., Inc. ................... 204,596 19,573,699
Clorox Co. (The) ......................... 103,573 15,689,238
Colgate-Palmolive Co. ..................... 679,215 51,796,936
Kimberly-Clark Corp. ...................... 282,259 36,439,637
Procter & Gamble Co. (The) ................. 1,849,362 289,055,280
Reynolds Consumer Products, Inc. ............. 45,266 1,252,963
Security Shares Value
a
Household Products (continued)
Spectrum Brands Holdings, Inc. ............... 33,692 $ 2,641,790
416,449,543
a
Personal Care Products  —  0 .0%
Olaplex Holdings, Inc.
(a) (b)
................... 108,069 389,048
a
Tobacco  —  10 .6%
Altria Group, Inc. ......................... 1,427,180 64,822,516
Philip Morris International, Inc. ................ 1,238,398 123,493,048
188,315,564
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,748,266,790 ) ............................... 1,772,443,473
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.42%
(c) (d) (e)
...................... 6,636,004 6,637,331
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(c) (d)
............................ 2,189,645 2,189,645
a
Total Short-Term Securities — 0.5%
(Cost: $ 8,826,290 ) .................................. 8,826,976
Total Investments — 100.2%
(Cost: $ 1,757,093,080 ) ............................... 1,781,270,449
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (3,774,158)
Net Assets — 100.0% ................................. $ 1,777,496,291
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
U.S. Consumer Staples ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 4,945,999  $ 1,691,494
(a)
$ —  $ 7  $ (169) $ 6,637,331  6,636,004  $ 4,863
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 2,141,939  47,706
(a)
—  —  —  2,189,645  2,189,645  30,843  —
$ 7  $ (169)
$ 8,826,976
$ 35,706  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index .................................................. 63 09/15/23 $ 4,827 $ 52,644

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2023
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,772,443,473  $ —  $ —  $ 1,772,443,473
Short-Term Securities
Money Market Funds ...................................... 8,826,976  —  —  8,826,976
$ 1,781,270,449  $ —  $ —  $ 1,781,270,449
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 52,644  $ —  $ —  $ 52,644
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)